N-2	Jan. 12, 2024
Cover [Abstract]
Entity Central Index Key	0000920427
Amendment Flag	false
Securities Act File Number	1-12431
Document Type	8-K
Entity Registrant Name	UNITY BANCORP, INC.
Entity Address, Address Line One	64 Old Highway 22
Entity Address, City or Town	Clinton
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	08809
City Area Code	908
Local Phone Number	730-7630
Entity Emerging Growth Company	false